Depreciation and amortization expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Depreciation	$ 1,449.8	$ 1,370.3	$ 756.3
General and administrative	22.0	26.0	22.9
Total depreciation and amortization expense	$ 1,471.8	$ 1,396.3	$ 779.2